CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Class B Common Stock Foresight Acquisition Corp	Common Class B Foresight Acquisition Corp	Class A Common Stock subject to possible redemption Common Stock Foresight Acquisition Corp	Additional Paid-in Capital Foresight Acquisition Corp	Accumulated Deficit Foresight Acquisition Corp	Private Placement Foresight Acquisition Corp	Foresight Acquisition Corp	Total
Beginning balance at Aug. 19, 2020	$ 0		$ 0	$ 0	$ 0		$ 0
STOCKHOLDERS' EQUITY (in shares) at Aug. 19, 2020	0		0
Issuance of Class B common stock to Sponsor	$ 791			24,209			25,000
Issuance of Class B common stock to Sponsor (in shares)	7,906,250
Net loss		$ (2,286)			(2,286)		(2,286)
Ending balance at Dec. 31, 2020	$ 791			24,209	(2,286)		22,714
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2020	7,906,250
Accretion for Class A ordinary shares to redemption amount				(8,068,251)	(9,383,214)		(17,451,465)
Sale of 832,500 Private Placement Units,Net			$ 83	$ 8,044,042			8,044,125
Sale of 832,500 Private Placement Units, Net (Shares)			832,500			832,500
October 4, 2021 Class B conversion	$ (791)		$ 791
October 4, 2021 Class B conversion (in shares)	(7,906,250)		7,906,250
Net loss					(24,805,124)		(24,805,124)	$ (146,400,000)
Ending balance at Dec. 02, 2021			$ 874		$ (34,190,624)		$ (34,189,750)
STOCKHOLDERS' EQUITY (in shares) at Dec. 02, 2021			8,738,750
Net loss								(10,081,000)
Net loss								$ (270,127,000)